BUSINESS COMBINATIONS - Consideration Transferred for Ratio Acquisition (Details) - USD ($) $ in Thousands	Feb. 28, 2017	Jan. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 21,300	$ 19,525	$ 10,726
Total consideration paid net of cash and cash equivalents acquired			19,149	16,584	$ 10,569
Other current financial liabilities			10,664	12,602
Other non-current financial liabilities			18,574	19,224
Ratio
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 5,800
Working capital adjustment	(97)
Liabilities incurred	3,826
Total consideration paid net of cash and cash equivalents acquired	$ 9,529	$ 9,529
Other current financial liabilities			1,666	0
Other non-current financial liabilities			$ 2,216	$ 0